Vessels (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Management Agreement
Property Plant And Equipment [Line Items]
Payments for ballast water treatment system and exhaust gas cleaning system installation	$ 16,447	$ 134